Pension and Other Post-Retirement Benefits - Summary of Remeasurements of Net Defined Benefit Liability in Consolidated Statements of Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Actuarial loss (gain) arising from changes in financial assumptions	$ 140	$ 8	$ (85)
Actuarial (gain) loss arising from changes in demographic assumptions	(83)	8	(28)
(Return) loss on plan assets (excluding amounts included in net interest)	(123)	(48)	55
Components of defined benefit expense recognized in OCI	(66)	(32)	(58)
Pension [member]
Disclosure of net defined benefit liability (asset) [line items]
Actuarial loss (gain) arising from changes in financial assumptions	113	13	(39)
Actuarial (gain) loss arising from changes in demographic assumptions	(49)	5	(15)
(Return) loss on plan assets (excluding amounts included in net interest)	(123)	(48)	55
Components of defined benefit expense recognized in OCI	(59)	(30)	1
Other [member]
Disclosure of net defined benefit liability (asset) [line items]
Actuarial loss (gain) arising from changes in financial assumptions	27	(5)	(46)
Actuarial (gain) loss arising from changes in demographic assumptions	(34)	3	(13)
Components of defined benefit expense recognized in OCI	$ (7)	$ (2)	$ (59)